Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, and Fidelity Flex Freedom Blend 2065 Fund:

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of March 31, 2020 and for each of the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.  However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be material weaknesses as defined above as of March 31, 2020.

This report is intended solely for the information and use of the Board of Trustees of Fidelity Aberdeen Street Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts

May 13, 2020

Appendix A

Fund	Period
Fidelity Freedom Blend Income Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2005 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2010 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2015 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2020 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2025 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2030 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2035 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2040 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2045 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2050 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2055 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2060 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Freedom Blend 2065 Fund	For the period June 28, 2019 (commencement of operations) through March 31, 2020
Fidelity Flex Freedom Blend Income Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2005 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2010 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2015 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2020 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2025 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2030 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2035 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2040 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2045 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2050 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2055 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2060 Fund	For the period April 1, 2019 through March 31, 2020
Fidelity Flex Freedom Blend 2065 Fund	For the period June 28, 2019 (commencement of operations) through March 31, 2020